UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22723

Bluepoint Investment Series Trust
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212)	716-6840

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited)

		June 30, 2016
Shares		Fair Value
	Investments in Securities – 96.19%
	Common Stocks – 96.19%

	China – 10.70%
	E-Commerce / Products – 2.53%
1,300	Alibaba Group Holding Ltd ADR* (a)	$103,389
	Internet Application Software – 2.33%
4,200	Tencent Holdings Ltd	95,337
	Internet Content - Entertainment – 1.47%
311	NetEase Inc ADR	60,091
	Web Portals / ISP – 4.37%
1,080	Baidu Inc ADR * (a)	178,362
	Total China (cost $438,655)	$437,179

	Hong Kong – 3.66%
	Alternative Waste Technology – 3.66%
135,000	China Everbright International Ltd	149,653
	Total Hong Kong (cost $114,565)	$149,653

	Japan – 6.50%
	Audio / Video Products – 2.35%
3,300	Sony Corp ADR	96,114
	Chemicals - Diversified – 2.12%
4,700	Hitachi Chemical Co Ltd	86,725
	Electric Products - Miscellaneous – 1.17%
1,140	Mabuchi Motor Co Ltd	47,560
	Finance - Other Services – 0.46%
1,658	Japan Exchange Group Inc	18,877
	Metal Products - Distribution – 0.40%
900	MISUMI Group Inc	16,081
	Total Japan (cost $266,280)	$265,357

	United States – 75.33%
	Applications Software – 1.83%
1,460	Microsoft Corp	74,708
	Commercial Services - Finance – 8.52%
900	FleetCor Technologies Inc *	128,817
420	Global Payments Inc	29,980
2,150	MasterCard Inc, Class A (a)	189,329
		348,126

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2016
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Computer Software – 2.33%
3,400	SS&C Technologies Holdings Inc	$95,472
	Data Processing / Management – 1.44%
800	Fidelity National Information Services Inc	58,944
	Electronic Component - Semiconductor – 1.49%
1,320	Xilinx Inc	60,892
	Electronic Design Automation – 8.99%
7,700	Cadence Design Systems Inc *	187,110
3,330	Synopsys Inc * (a)	180,086
		367,196
	Entertainment Software – 4.20%
2,780	Activision Blizzard Inc (a)	110,171
810	Electronic Arts Inc (a)	61,366
		171,537
	Finance - Credit Card – 2.69%
1,480	Visa Inc, Class A (a)	109,772
	Finance - Other Services – 5.74%
40	Bats Global Markets Inc	1,028
900	CME Group Inc	87,660
570	Intercontinental Exchange Inc	145,897
		234,585
	Internet Content - Entertainment – 3.92%
1,400	Facebook Inc, Class A *	159,992
	Investment Management / Advisory Services – 1.27%
370	Affiliated Managers Group Inc * (a)	52,085
	Medical - Biomedical / Genetics – 5.12%
650	Alexion Pharmaceuticals Inc * (a)	75,894
1,350	Celgene Corp *	133,150
		209,044
	Medical - Wholesale Drug Distribution – 2.06%
1,060	AmerisourceBergen Corp (a)	84,079
	Resorts / Theme Parks – 1.56%
1,100	Six Flags Entertainment Corp	63,745
	Retail - Building Products – 2.91%
1,500	Lowe's Cos Inc	118,755
	Retail - Discount – 10.96%
600	Costco Wholesale Corp (a)	94,224
1,110	Dollar General Corp	104,340
2,645	Dollar Tree Inc *	249,265
		447,829

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2016
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)

	Semiconductor Equipment – 7.93%
3,300	Applied Materials Inc	$79,101
1,830	Lam Research Corp	153,830
4,620	Teradyne Inc	90,968
		323,899
	Web Hosting / Design – 2.37%
250	Equinix Inc	96,932
	Total United States (cost $2,548,700)	$3,077,592
	Total Common Stock (cost $3,368,200)	$3,929,781
	Total Investments in Securities (cost $3,368,200)†	$3,929,781
	Other Assets in Excess of Liabilities - 1.11%**	$155,581
	Net Assets - 100.00%	$4,085,362

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $1,524,103 invested in a BNY Mellon Money Market Account, which is 37.31% of net assets, and foreign currency with a U.S. Dollar Value of $29,352, which is 0.72% of net assets.
ADR	American Depositary Receipt
†	Aggregate cost for federal income tax purposes is $4,523,654. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$714,203
Excess of cost of value	(271,455)
$442,748

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2016
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Alternative Waste Technology	3.66
Application Software	1.83
Audio / Video Products	2.35
Chemicals - Diversified	2.12
Commercial Services - Finance	8.52
Computers Software	2.33
Data Processing / Management	1.44
E-Commerce / Products	2.53
Electric Products - Miscellaneous	1.17
Electronic Component - Semiconductor	1.49
Electronic Design Automation	8.99
Entertainment Software	4.20
Finance - Credit Card	2.69
Finance - Other Services	6.20
Internet Application Software	2.33
Internet Content - Entertainment	5.39
Investment Management / Advisory Services	1.27
Medical - Biomedical / Genetics	5.12
Medical - Wholesale Drug Distribution	2.06
Metal Products - Distribution	0.40
Resorts / Theme Parks	1.56
Retail - Building Products	2.91
Retail - Discount	10.96
Semiconductor Equipment	7.93
Web Portals / ISP	6.74
Total Investments in Securities	96.19%

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

		June 30, 2016
Contracts		Fair Value
	Purchased Options – 0.04%
	Call Options – 0.04%
	United States – 0.04%
	Foreign Exchange – 0.04%
143,374	USD / CNH, 06/30/2017, $7.50	$1,441
	Total United States (cost $3,357)	$1,441
	Total Call Options (cost $3,357)	$1,441
	Total Purchased Options (cost $3,357)	$1,441

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

June 30, 2016
Percentage of
Purchased Options - By Industry	Net Assets (%)
Foreign Exchange	0.04
Total Purchased Options	0.04%

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		June 30, 2016
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 24.80%
	Common Stock – 24.80%
	France – 0.44%
	Retail - Major Department Stores – 0.44%
111	Kering	$17,936
	Total France (proceeds $17,757)	$17,936

	Japan – 3.24%
	Auto - Cars / Light Trucks – 1.22%
500	Toyota Motor Corp ADR	49,995
	Gas - Distribution - 0.70%
7,000	Tokyo Gas Co Ltd	28,685
	Office Automation & Equipment – 1.32%
1,900	Canon Inc	53,940
	Total Japan (proceeds $142,805)	$132,620

	Netherlands – 1.70%
	Semiconductor Equipment – 1.70%
700	ASML Holding NV	69,447
	Total Netherlands (proceeds $60,111)	$69,447

	United States – 19.42%
	Diversified Manufacturing Operations – 1.47%
1,900	General Electric Co	59,812
	Electric - Integrated – 13.77%
5,100	Consolidated Edison Inc	410,244
840	Duke Energy Corp	72,064
1,500	Southern Co	80,445
		562,753
	Industrial Automation / Robotics – 1.60%
570	Rockwell Automation Inc	65,448
	Motorcycle / Motor Scooter – 1.22%
1,100	Harley-Davidson Inc	49,830
	REITS - Apartments – 0.87%
400	Camden Property Trust	35,368
	REITS - Diversified – 0.49%
200	Vornado Realty Trust	20,024
	Total United States (proceeds $710,235)	$793,235
	Total Common Stock (proceeds $930,908)	$1,013,238
	Total Securities Sold, Not Yet Purchased (proceeds $930,908)	$1,013,238

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

June 30, 2016
Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Auto - Cars / Light Truck	1.22
Diversified Manufacturing Operations	1.47
Electric - Integrated	13.77
Gas - Distribution	0.70
Industrial Automation / Robotics	1.60
Motorcycle / Motor Scooter	1.22
Office Automation & Equipment	1.32
REITS - Apartments	0.87
REITS - Diversified	0.49
Retail - Major Department Stores	0.44
Semiconductor Equipment	1.70
Total Securities Sold, Not Yet Purchased	24.80%

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts - 0.28%
	Total Return Swap Contracts - 0.28%
	Electric - Integrated - 0.18
$(30,460)	12/15/2017	Tokyo Electric Power Co	$7,437

Agreement with Morgan Stanley, dated 12/15/2015 to deliver the total return of the shares of Tokyo Electric Power Co in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

	Food - Retail - 0.34%
(15,103)	12/21/2018	Tesco PLC	3,077

		Agreement with Morgan Stanley, dated 12/20/2013 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

(38,041)	7/17/2017	Wesfarmers Ltd	(862)

Agreement with Morgan Stanley, dated 07/17/2015 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

(67,846)	7/17/2017	Woolworths Ltd	11,534

Agreement with Morgan Stanley, dated 07/17/2015 to deliver the total return of the shares of  Woolworths Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

			13,749

	Photo Equipment & Supplies - 0.06%
(10,038)	12/15/2017	Konica Minolta Holdings Inc	2,467

Agreement with Morgan Stanley, dated 12/15/2015 to deliver the total return of the shares of Konica Minolta Holdings in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Retail - Discount - (1.10%)
$1,847	12/21/2018	B&M European Value Retail SA	$(238)

		Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

101,990	12/21/2018	Poundland Group PLC	(44,608)

		Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.
			(44,846)

	Retail - Jewelry - 0.69%
(82,254)	8/14/2017	Cie Financiere Richemont SA	16,963

		Agreement with Morgan Stanley, dated 08/12/2015 to deliver the total return of the shares of Cie Financiere Richemont SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.

(53,321)	8/14/2017	Swatch Group AG	11,211

		Agreement with Morgan Stanley, dated 08/12/2015 to deliver the total return of the shares of Swatch Group AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate plus 0.40%.
			28,174
	Semiconductor Components - Integrated Circuits - (0.41%)
75,782	2/2/2018	QUALCOMM Inc	(16,934)

		Agreement with Morgan Stanley, dated 02/01/2013 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			June 30, 2016
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts (continued)
	Web Portals / ISP - 0.52%
$153,386	2/2/2018	Alphabet Inc, Class A	$21,362

		Agreement with Morgan Stanley, dated 02/01/2013 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$11,409

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

June 30, 2016
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Electric - Integrated	0.18
Food - Retail	0.34
Photo Equipment & Supplies	0.06
Retail - Discount	(1.10)
Retail - Jewelry	0.69
Semiconductor Components - Integrated Circuits	(0.41)
Web Portals / ISP	0.52
Total Swap Contracts	0.28%

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited)

	Settlement	Currency		Currency		June 30, 2016
Counterparty	Date	Sold	Contracts	Bought	Contracts	Gain/(Loss)
Forward Currency Contracts – 0.07%
Morgan Stanley & Co., Inc	7/27/2016	CNH	(145,287)	USD	148,281	$2,994
Total Forward Currency Contracts						$2,994

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited) (concluded)

June 30, 2016
Percentage of
Forward Currency Contracts - By Industry	Net Assets (%)
Foreign Exchange	0.07
Total Forward Currency Contracts	0.07%

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST
NOTES TO SCHEDULE OF INVESTMENTS—June 30, 2016 (Unaudited)

1.	Fair Value Measurement

Bluepoint Trust (the “Fund”) follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the nine months ended June 30, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Currency Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of June 30, 2016.

				Balance
	Level 1	Level 2	Level 3	June 30, 2016
Assets
Common Stock	$3,929,781	$-	$-	$3,929,781
Forward Currency Contracts	-	2,994	-	2,994
Purchased Options	-	1,441	-	1,441
Total Return Swaps	-	11,409	-	11,409
Total Assets	$3,929,781	$15,844	$-	$3,945,625

Liabilities
Common Stock	$1,013,238	$-	$-	$1,013,238
Total Liabilities	$1,013,238	$-	$-	$1,013,238

BLUEPOINT TRUST
NOTES TO SCHEDULE OF INVESTMENTS—June 30, 2016 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund's Board of Trustees (the "Board").

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities sold short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by that exchange.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above.

Other securities for which market quotations are readily available are valued using independent pricing agents, if any. If no such independent pricing agents have been employed for such securities or if no such agents make a price available, any such security will be valued at the average of the bid prices obtained from two or more brokers who deal in the security. If two brokers are not available to provide bids, the bid quoted by a single broker believed to be reliable will be used. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Fund's investment adviser, SilverBay Capital Management, LLC (the “Adviser”), under the supervision of the Board in accordance with authoritative guidance.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. If in the view of the Adviser, the bid price of an option or debt security (or ask price in the case of any such security sold short) does not fairly reflect the market value of the security, the security may be valued at fair value in good faith pursuant to procedures adopted by the Board.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks
	a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of seeking capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

At June 30, 2016, the fair value of the above-mentioned investments was $11,409.

BLUEPOINT TRUST
NOTES TO SCHEDULE OF INVESTMENTS—June 30, 2016 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)
b.

Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of correlation risk, counterparty credit risk and leverage risk.

At June 30, 2016, the fair value of the above-mentioned investments was $1,441.

	c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At June 30, 2016, the fair value of above-mentioned investments was $2,994.

4.	Federal Income Tax Information

At September 30, 2015, the aggregate cost for Federal income tax purposes of portfolio investments was $4,523,654. For Federal income tax purposes, at September 30, 2015, accumulated net unrealized gain on portfolio investments was $442,748, consisting of $714,203 gross unrealized gain and $271,455 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments is attributable to cumulative loss deferrals on wash sales. The aggregate proceeds for Federal income tax purposes equals book value.

5.	Subsequent Events

Subsequent to June 30, 2016 the Board approved a Plan of Liquidation and Termination at a meeting held on July 21, 2016. Fund assets were distributed to shareholders on August 5, 2016, and an application to deregister the Fund was filed with the SEC on August 5, 2016.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bluepoint Investment Series Trust

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	August 26, 2016

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.